Convertible Senior Notes	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Convertible Senior Notes
13.	Convertible senior notes
April 2026 Notes
In April 2019, the Group issued US$500.0 million of 2026 Notes with an interest rate of 1.375% per annum. The net proceeds to the Company from the issuance of the 2026 Notes were US$488.2 million (RMB3,356.1 million), net of issuance costs of US$11.8 million (RMB81.1 million). The 2026 Notes may be converted, at an initial conversion rate of 40.4040 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$24.75 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of April 1, 2026.
Holders of the April 2026 Notes may require the Company to repurchase all or part of their April 2026 Notes in cash on April 1, 2024 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The issuance costs of the 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., April 1, 2026). For the nine months ended September 30, 2021 and 2022, the 2026 Notes related interest expense was US$6.3 million (RMB40.5 million) and US$5.7 million (RMB37.5 million), respectively.

2027 Notes
In June 2020, the Group issued US$800.0 million of 2027 Notes with an interest rate of 1.25% per annum. The net proceeds to the Company from the issuance of the 2027 Notes were US$786.1 million (RMB5,594.8 million), net of issuance costs of US$13.9 million (RMB98.6 million). The 2027 Notes may be converted, at an initial conversion rate of 24.5516 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$40.73 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of June 15, 2027.
Holders of the 2027 Notes may require the Company to repurchase all or part of their 2027 Notes in cash on June 15, 2023 and June 15, 2025, or in the event of certain fundamental changes at a repurchase price equal to 100%
of the principal amount, plus accrued and unpaid interest.
The issuance costs of the 2027 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., June 15, 2027). For the nine months ended September 30, 2021 and 2022, the 2027 Notes related interest expense was US$8.9 million (RMB57.8 million) and US$9.0 million (RMB59.0 million), respectively.
As of September 30, 2022, RMB5,613.0 million (US$ 789.1 million) of 2027 Notes are short-term in nature because the 2027 Notes holder had a non-contingent option to require the Group to repurchase for cash all or any portion of their 2027 Notes within one year.
December 2026 Notes
In November 2021, the Group issued US$1,600 million of December 2026 Notes with an interest rate of 0.50% per annum. The net proceeds to the Company from the issuance of the December 2026 Notes were US$ 1,576.6 million (RMB 10.1 billion), net of issuance costs of US$23.4 million (RMB 149.6 million). The December 2026 Notes may be converted, at an initial conversion rate of 10.6419 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$93.97 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of December 1, 2026. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs or a combination of cash and ADSs, at the Company’s election. Holders of the Notes may elect to receive Class Z ordinary shares in lieu of any ADSs deliverable upon conversion.
Holders of the December 2026 Notes may require the Company to repurchase all or part of their December 2026 Notes in cash on December 1, 2024, or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The issuance costs of the December 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., December 1, 2026). For the nine months ended September 30, 2022, the December 2026 Notes related interest expense was US$8.3 million (RMB54.9 million), respectively.

As of December 31, 2021, and September 30, 2022, the principal amount of April 2026 Notes was RMB2,737.5 million and RMB3,048.3 million, respectively. The unamortized debt issuance costs were RMB39.8 million and RMB36.6 million as of December 31, 2021 and September 30, 2022, respectively.
As of December 31, 2021, and September 30,2022, the principal amount of 2027 Notes was RMB5,100.6 million and RMB5,679.8 million, respectively. The unamortized debt issuance costs were RMB69.2 million and RMB66.8 million as of December 31, 2021 and September 30, 2022, respectively.
As of December 31, 2021, and September 30, 2022, the principal amount of December 2026 Notes was RMB10,201.1 million and RMB 9,404.4 million, respectively. The unamortized debt issuance costs were RMB146.0 million and RMB114.4 million as of December 31, 2021 and September 30, 2022, respectively.
During the year ended 2021, US$70.6 million in aggregate principal amount of April 2026 Notes were converted, pursuant to which the Company issued 2,854,253 ADSs to the holders of such Notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in
capital. During the nine months ended September 30, 2022, no April 2026 Notes were converted.
During the year ended 2021, US$1,000 in aggregate principal amount of 2027 Notes were converted, pursuant to which the Company issued 24 ADSs to the holders of such Notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in
capital. During the nine months ended September 30, 2022, no 2027 Notes were converted.
As of September 30, 2022, the Company repurchased an aggregate principal amount of US$
275.4

million (RMB1.8 billion) of December 2026 Notes for a total cash consideration of US$
197.7 million (RMB1.3
billion), with the gain of US$ 74.0 million (RMB475.8 million).
The following table provides a summary of the Company’s unsecured senior notes as of December 31, 2021 and September 30, 2022:

	December 31,	September 30,	Effective interest rate
	2021	2022
	Amounts	Amounts
	RMB in thousands
April 2026 Notes	2,697,698	3,011,738	1.74%
2027 Notes	5,031,312	—	1.52%
December 2026 Notes	10,055,082	9,289,954	0.80%

Carrying value	17,784,092	12,301,692
Unamortized discount and debt issuance costs	255,033	151,051

Total principal amounts of unsecured senior notes	18,039,125	12,452,743